UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 12, 2010


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $2,349,267 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  180464  4058100 SH		SOLE			0  3899500  158600
AVON PRODS INC			COMMON		054303102   79772  2355250 SH		SOLE			0  2264600   90650
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   64211   790100 SH		SOLE			0   759300   30800
COCA COLA CO			COMMON		191216100  173580  3156000 SH		SOLE			0  3033400  122600
CONOCOPHILLIPS			COMMON		20825C104   35415   692100 SH		SOLE			0   665000   27100
DISNEY WALT CO			COM DISNEY	254687106  150561  4312842 SH		SOLE			0  4150368  162474
GENERAL ELEC CO			COMMON		369604103   43451  2387420 SH		SOLE			0  2293120   94300
GOLDMAN SACHS GROUP INC		COMMON		38141G104  146733   859950 SH		SOLE			0   827100   32850
INTERNATIONAL BUSINESS M	COMMON		459200101  222670  1736215 SH		SOLE			0  1668965   67250
JOHNSON & JOHNSON		COMMON		478160104  169357  2597500 SH		SOLE			0  2495700  101800
LOWES COS INC			COMMON		548661107  134282  5539700 SH		SOLE			0  5325200  214500
MICROSOFT CORP			COMMON		594918104  146004  4985200 SH		SOLE			0  4791100  194100
PEPSICO INC			COMMON		713448108  147037  2222450 SH		SOLE			0  2135500   86950
PROCTER & GAMBLE CO		COMMON		742718109  198250   133400 SH		SOLE			0  3012000  121400
SCHLUMBERGER LTD		COMMON		806857108   93366  1471250 SH		SOLE			0  1414700   56550
STRYKER CORP			COMMON		863667101   13286   232200 SH		SOLE			0   223100    9100
3M CO				COMMON		88579Y101  116212  1390600 SH		SOLE			0  1336800   53800
WAL MART STORES INC		COMMON		931142103  153895  2767900 SH		SOLE			0  2661100  106800
WELLS FARGO & CO NEW		COMMON		949746101   80719  2593800 SH		SOLE			0  2493500  100300

